Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Tranches	Dec. 31, 2012	Sep. 30, 2011 Tranches	Sep. 30, 2011	Dec. 31, 2011 Tranches	Jul. 31, 2012	Jan. 02, 2013 sqft	Jul. 01, 2011 sqft
Commitments And Contingencies [Line Items]
Rent expense			$ 79,000	$ 77,000	$ 236,000	$ 235,000	$ 310,000	$ 286,000
Percentage of net revenues for Direct Sales generated from the proprietary mailings							20.00%
Percentage of net revenues for Referral Sales							10.00%
Termination of the agreement							30 days
Number of tranches of common stock warrants issuable							2
Common stock warrants to be issued for the benefit of the third party marketing organization							100,000
Strike prices							$ 1.50
Strike prices							$ 2.00
Warrants, term	5 years	5 years					5 years
Commission percentage on direct sale								25.00%
Percentage on net revenue derived from referral sales												9.00%
Warrants issued for services							0	73,000
Major customer 1 [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue							17.00%	13.00%
Another Major Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue							10.00%
Other Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue					10.00%		10.00%
Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue			22.00%	24.00%	21.00%	18.00%
Skin Care [Member]
Commitments And Contingencies [Line Items]
Percentage of net revenues for Direct Sales generated from the proprietary mailings									20.00%
Percentage of net revenues for Referral Sales									10.00%
Termination of the agreement									30 days
Number of tranches of common stock warrants issuable									2		2
Common stock warrants to be issued for the benefit of the third party marketing organization									100,000
Strike prices									$ 1.50		$ 1.50
Strike prices									$ 2.00	$ 2.00
Warrants, term									5 years
Commission expenses			11,000	18,000	34,000	61,000	80,000	149,000
Skin Care [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Commission percentage on direct sale												18.00%
Percentage on net revenue derived from referral sales												9.00%
Priestly Drive [Member]
Commitments And Contingencies [Line Items]
Current base rent					11,837		11,492
Percentage of increase in monthly base rent					3.00%		3.00%
Area of manufacturing facility given on lease													9,848	8,199
Expiry of Lease					Feb. 29, 2016		Feb. 29, 2016
Expiry of lease additional					5 years		5 years
Initial square feet of leased office and laboratory					4,653		4,653
Initial monthly base rent					5,118		5,118
Oceanside [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory					8,215		8,215
Expiry of lease					2016-08		2016-08
Current base rent					8,846		8,588
Percentage of increase in monthly base rent					3.00%		3.00%
Frederick [Member]
Commitments And Contingencies [Line Items]
Current base rent					$ 11,105		$ 11,644
Area of manufacturing facility given on lease			5,520		5,520		5,520
Expiry of Lease					Dec. 31, 2015		Dec. 31, 2015
Expiry of lease additional					5 years		5 years